June 4, 2015

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus New York Municipal Cash Management
 1933 Act File No.: 33-42431
 1940 Act File No.: 811-6395
 CIK No.: 0000878734

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 38 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 27, 2015 for the above-referenced Fund.

Please address any comments or questions to my attention at 212-922-6906.

Sincerely,

/s/ Elyse Cardona
Elyse Cardona
Paralegal